Investment and Return - Schedule of Cash Resources and Other Financial Assets (Detail) - EUR (€) € in Millions		Dec. 31, 2019		Dec. 31, 2018		Jan. 01, 2018 [2]
Cash and cash equivalents
Cash at bank and in hand	[1]	€ 2,457		€ 2,174
Short-term deposits with maturity of less than three months	[1]	1,693		1,024
Other cash equivalents	[1]	35		32
Cash and cash equivalents		4,185	[1]	3,230	[2]	€ 3,317
Cash at bank and in hand	[1]	2,457		2,174
Short-term deposits with maturity of less than three months	[1]	1,693		1,024
Other cash equivalents	[1]	35		32
Cash and cash equivalents		4,185	[1]	3,230	[2]	3,317
Other current financial assets
Financial assets at amortised cost	[3]	578		382
Financial assets at fair value through other comprehensive income	[4]	0		154
Current financial assets at fair value through profit or loss:
Other current financial assets		907		874	[2]	770
Current financial assets		5,092		4,104
Other non-current financial assets
Financial assets at amortised cost	[3]	220		247
Financial assets at fair value through other comprehensive income	[4]	266		175
Non-current financial assets at fair value through profit or loss:
Non-current financial assets		874		642	[2]	€ 675
Other financial assets
Financial assets at amortised cost	[3]	798		629
Financial assets at fair value through other comprehensive income	[4]	266		329
Financial assets at fair value through profit or loss:
Other financial assets		1,781		1,516
Total		5,966		4,746
Derivatives [member]
Current financial assets at fair value through profit or loss:
Current financial assets at fair value through profit or loss		20		194
Non-current financial assets at fair value through profit or loss:
Non-current financial assets at fair value through profit or loss		114
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss		134		194
Other [member]
Current financial assets at fair value through profit or loss:
Current financial assets at fair value through profit or loss	[5]	309		144
Non-current financial assets at fair value through profit or loss:
Non-current financial assets at fair value through profit or loss	[5]	274		220
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	[5]	€ 583		€ 364

[1]	For the purposes of this note and note 15C, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
[2]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
[3]	Current financial assets at amortised cost include short-term deposits with banks with maturities longer than three months and loans to joint venture entities. Non-current financial assets at amortised cost include judicial deposit of €136 million (2018: €128 million) and investments in bonds of €56 million (2018: €93 million).
[4]	Included within non-current financial assets at fair value through other comprehensive income are equity investments of € 244 million (2018: €148 million). These investments are not held by Unilever for trading purposes and hence the Group has opted to recognise fair value movements through other comprehensive income. The fair value movement in 2019 of these equity investments was €31 million (2018: €(9) million).
[5]	Current Other Financial assets at fair value through profit or loss include A- or higher rated money and capital market instruments. Included within non-current financial assets at fair value through profit or loss are assets in a trust to fund benefit obligations in the US (see also note 4B) of €54 million (2018: €59 million) and investments in a number of companies and financial institutions in North America, North Asia, South Asia and Europe.